RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2023
Lessee, Leases [Abstract]
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
The Group has entered into leases agreements for the rental of premises, rolling stock and equipment. The leases have an initial term of 1 to 40 years and some have a renewal option after their initial term. The lease terms are negotiated individually and encompass a wide range of different terms and conditions.
Right-of-use assets

	Premises	Rolling stock	Equipment	Total
	$	$	$	$
Balance at January 1, 2023	59,375,131	1,133,223	—	60,508,354
Additions	29,560,843	956,364	9,363,281	39,880,488
Modifications	(2,401,574)	(31,868)	5,353	(2,428,089)
Depreciation expense	(7,766,903)	(468,994)	(882,686)	(9,118,583)
Foreign currency translation adjustment	799,545	21,424	—	820,969
Balance at December 31, 2023	79,567,042	1,610,149	8,485,948	89,663,139
7 - RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (CONTINUED)
Right-of-use assets (continued)

	Premises	Rolling stock	Equipment	Total
	$	$	$	$
Balance at January 1, 2022	60,297,423	604,939	—	60,902,362
Additions	6,661,404	740,287	—	7,401,691
Modifications	(450,567)	10,670	—	(439,897)
Depreciation expense	(6,497,931)	(186,833)	—	(6,684,764)
Foreign currency translation adjustment	(635,198)	(35,840)	—	(671,038)
Balance at December 31, 2022	59,375,131	1,133,223	—	60,508,354
On February 2, 2023, the Group completed a sale-leaseback transaction with BTB Real Estate Investment Trust for its battery manufacturing building located in Mirabel, Quebec for a total sale price of $20,909,566 (C$28,000,000), and net proceeds of $20,506,589 after the deduction of selling and legal fees of $484,994. The sale of the building resulted in a difference between the carrying value and net proceeds of $3,306,755 which was recognized as an increase to the right-of-use asset related to the lease agreement entered into with BTB Real Estate Investment Trust for the Mirabel battery manufacturing building concurrent with the sale, which has an initial 20-year term and subsequent renewal options.
Depreciation was recognized as follows :

	2023	2022
	$	$
Cost of sales	6,248,180	1,348,589
Administrative expenses	459,161	278,995
Selling expenses	1,330,000	1,826,769
Capitalized to property, plant and equipment	1,081,242	3,230,411
	9,118,583	6,684,764
7 - RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (CONTINUED)
Lease liabilities

$
Balance at January 1, 2023	63,520,215
Additions	36,573,733
Lease payments	(6,512,231)
Modifications	(2,456,531)
Foreign currency translation adjustment	831,400
Balance at December 31, 2023	91,956,586
Current portion	7,984,563
Non-current portion	83,972,023

Balance at January 1, 2022	62,209,317
Additions	7,401,691
Lease payments	(4,977,183)
Modifications	(439,897)
Foreign currency translation adjustment	(673,713)
Balance at December 31, 2022	63,520,215
Current portion	5,210,183
Non-current portion	58,310,032
Amounts recognized in administrative expenses in the consolidated statements of earnings (loss) and comprehensive loss are as follows:

	2023	2022
	$	$
Expense relating to variable lease payments, short-term leases and low-value assets not included in lease liabilities	4,309,208	1,159,705
See Notes 18 and 21 for information on interest expense on lease liabilities and Note 25.4 for contractual undiscounted payments related to lease liabilities.

Variable payments
Some leases for premises require repayment of a portion of the lessor’s payments for property taxes, insurance and operating expenses such as power, maintenance, administration and security; these amounts vary based on the use and wear and tear of the space. The final lease payments are determined each year.
7 - LEASE OBLIGATIONS (CONTINUED)
Lease liabilities (continued)
Renewal and termination options
Some leases include renewal or termination options that can be exercised at the Group’s option. These options are used to maximize the operational flexibility of the Group’s activities. These options are not reflected in measuring lease liabilities in many cases because the options are not reasonably certain to be exercised by the Group. The Group’s practice is to ensure that space, rolling stock or equipment meets its needs, which evolve over time.
Residual value guarantee
The residual value guarantee expected to be payable as well as those not expected to be payable have been excluded from the lease liability calculation as they were not significant.
Purchase Options
Some leases include a purchase option that can be exercised at the Group’s option. These options are reflected in measuring the lease liability when they are reasonably certain to be exercised by the Group.